GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF CHANGES IN CARRYING VALUE OF GOODWILL BY REPORTABLE SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, gross			$ 1,046,600
Accumulated impairment loss			(362,348)
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 821,061	$ 812,344	684,252
Acquired during the period (see Note 2)		128,110
Foreign Currency Translation	8,717	(18)
Goodwill, ending balance	821,061	812,344
Operating Segments | North America
Goodwill [Line Items]
Goodwill, gross			667,056
Accumulated impairment loss			(4,973)
Goodwill [Roll Forward]
Goodwill, beginning balance	799,929	792,190	662,083
Acquired during the period (see Note 2)		128,110
Foreign Currency Translation	7,739	1,997
Goodwill, ending balance	799,929	792,190
Operating Segments | International and Other
Goodwill [Line Items]
Goodwill, gross			379,544
Accumulated impairment loss			(357,375)
Goodwill [Roll Forward]
Goodwill, beginning balance	21,132	20,154	$ 22,169
Acquired during the period (see Note 2)		0
Foreign Currency Translation	978	(2,015)
Goodwill, ending balance	$ 21,132	$ 20,154